UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill , New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

FAM VALUE FUND

September 30, 2008 (unaudited )

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	MARKET VALUE
--------------------------	----------------------------	------------	--------------------

AUTOMOTIVE	CARMAX, INC. *	600,000	8,400,000

BANKING	M&T BANKCORP	100,000	8,925,000

	TCF FINANCIAL CORP	796,000	14,328,000

	WESTAMERICA BANCORP	113,100	6,506,643
			29,759,643

DIVERSIFIED HEALTH CARE	JOHNSON & JOHNSON	300,000	20,784,000

LIFE INSURANCE	PROTECTIVE LIFE CORP	591,400	16,860,814

MACHINERY	DONALDSON COMPANY	311,200	13,042,392
& EQUIPMENT
	IDEX CORP.	771,750	23,939,685

	GRACO	261,550	9,313,796

	KAYDON CORP	341,100	15,369,966
			61,665,839

FINANCIAL SERVICES	AMERICAN EXPRESS	177,000	6,271,110

PUBLISHING	JOHN WILEY & SON	661,700	26,765,765

RESTAURANTS	YUM! BRANDS, INC .	660,600	21,542,166

MINING &	JOY GLOBAL INC	6,200	279,868
CONSTRUCTION MACHINERY

PROPERTY	BERKSHIRE HATHAWAY	325	42,445,000
& CASUALTY INSURANCE

	MARKEL CORPORATION *	63,850	22,443,275

	WHITE MOUNTAINS INS	107,425	50,462,894
			115,351,169

INSURANCE AGENCY	BROWN & BROWN INC	1,879,696	40,639,028

MEDIA	MEREDITH CORP	447,450	15,350,498

RECREATION	INTERNATIONAL SPEEDWAY	515,688	20,065,420
& ENTERTAINMENT

CONSTRUCTION	MARTIN MARIETTA MAT.	98,443	11,023,647
MATERIALS

	VULCAN MATERIALS	177,065	13,191,343
			24,214,990

ELECTRONIC EQUIPMENT	ZEBRA TECHNOLOGY *	638,502	17,782,281

RETAIL STORES	ROSS STORES, INC	436,422	16,064,694

	BED BATH & BEYOND	352,600	11,075,166

	WHOLE FOODS MARKET	200,000	4,006,000
			31,145,860

HOME FURNISHING	MOHAWK INDUSTRIES *	248,100	16,719,459

INVESTMENT	FEDERATED INVESTORS	407,500	11,756,375
MANAGEMENT

HEALTH CARE	AMSURG CORP. *	696,150	17,730,941
SERVICES

	PEDIATRIX MEDICAL *	200,000	10,784,000
			28,514,941

WHOLESALE	POOL CORPORATION	290,950	6,787,864
DISTRIBUTION

DIVERSIFIED MANUFACTURING	GENERAL ELECTRIC	793,875	20,243,813

	ILLINOIS TOOL WORKS	199,950	8,887,778
			29,131,591

REAL ESTATE	FOREST CITY ENTERPRISE	475,000	14,568,250
DEVELOPMENT
	BROOKFIELD ASSET MANAGEMENT	370,000	10,152,800
			24,721,050

TRANSPORTATION	HEARTLAND EXPRESS	1,333,333	20,693,328

	FORWARD AIR CORP	439,233	11,960,315

	KNIGHT TRANSPORT	300,000	5,091,000
			37,744,643

TOTAL COMMON SHARES			612,254,374

MONEY MARKETS	FIRST AMER TREAS FD	1	119,067,286

FINAL TOTALS:			731,321,660

Non-income- producing security

FAM EQUITY-INCOME FUND

September 30, 2008 (unaudited )

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	VALUE
-----------------	----------------------------	------------

DIVERSIFIED MANUFACTURING	GENERAL ELECTRIC	124,221	3,167,636

RECREATION VEHICLES	WINNEBAGO	83,200	1,074,944

BANKING	WEST AMERICA BANCORP	17,000	978,010

	M & T BANK CORP	40,100	3,578,925
			4,556,935

FINANCIAL SERVICES	AMERICAN EXPRESS	45,500	1,612,065

LIFE INSURANCE	PROTECTIVE LIFE CORP	93,219	2,657,674

MACHINERY	IDEX CORP.	150,205	3,883,859
& EQUIPMENT

	KAYDON CORP	69,900	3,149,694

	DONALDSON COMPANY	88,800	3,721,608
			10,755,161

PROPERTY	WHITE MOUNTAINS	6,375	2,994,656
& CASUALTY INSURANCE

	ONEBEACON	144,000	3,045,600
			6,040,256

INSURANCE AGENCY	BROWN & BROWN INC	191,200	4,133,744

CONSTRUCTION MATERIALS	VULCAN MATERIALS	16,399	1,221,726

COMMERCIAL SERVICE	McGRATH RENTCORP	169,400	4,882,108

RETAIL STORES	ROSS STORES, INC	109,641	4,035,885

INVESTMENT	FEDERATED INVESTORS	105,200	3,035,020
MANAGEMENT
	FRANKLIN RESCOUCES	25,000	2,203,250
			5,238,270

MEDIA	MEREDITH CORP	125,373	3,515,459

PUBLISHING	COURIER CORP.	89,850	1,829,346

	JOHN WILEY & SON	136,650	5,527,493
			7,356,839

DIVERSIFIED HEALTH CARE	JOHNSON & JOHNSON	62,500	4,330,000

TRANSPORTATION	HEARTLAND EXPRESS	250,533	3,888,272

	FORWARD AIR CORP	90,000	2,450,700
			6,338,972

REAL ESTATE DEVELOPMENT	BROOKFIELD ASSET MANAG	16,000	439,040

REAL ESTATE INVESTMENT TR.	CBL & ASSOCIATES	179,500	3,604,360

ELECTRONIC EQUIPMENT	COGNEX CORP	90,000	1,814,400

TOTAL COMMON SHARES			76,775,474

REAL ESTATE INVESTMENT TR.	CBL & ASSOCIATES Prop Pfrd	51,000	780,300

LIFE INSURANCE	PROTECTIVE LIFE PRFD	116,107	1,613,887

TOTAL PREFERRED SHARES			2,394,187

MONEY MARKETS	FIRST AMER TREAS FD	1	12,396,861

FINAL TOTALS:			91,566,522

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 11, 2008

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	November 11 , 2008